Expense Example - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 30%	Nov. 29, 2022 USD ($)
Fidelity Advisor Asset Manager 30% - Class A
Expense Example:
1 year	$ 654
3 years	822
5 years	1,004
10 years	1,530
Fidelity Advisor Asset Manager 30% - Class C
Expense Example:
1 year	262
3 years	502
5 years	866
10 years	1,683
Fidelity Advisor Asset Manager 30% - Class M
Expense Example:
1 year	456
3 years	681
5 years	925
10 years	1,621
Fidelity Advisor Asset Manager 30% - Class I
Expense Example:
1 year	56
3 years	176
5 years	307
10 years	689
Fidelity Advisor Asset Manager 30% - Class Z
Expense Example:
1 year	50
3 years	157
5 years	274
10 years	$ 616